Materials UltraSector ProFund Expense Example - Materials UltraSector ProFund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 181
Expense Example, with Redemption, 3 Years	635
Expense Example, with Redemption, 5 Years	1,116
Expense Example, with Redemption, 10 Years	2,444
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	935
Expense Example, with Redemption, 5 Years	1,614
Expense Example, with Redemption, 10 Years	$ 3,423